Income Taxes - Deferred tax assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Stock-based compensation	$ 954,821	$ 1,426,602
PP&E and other accrued liabilities	641,935	571,006
Intangibles	1,658,731	1,588,365
Warrant revaluation	(946,770)	0
Tax loss carry forward	32,307,419	26,736,219
Valuation allowance	(34,616,136)	(30,322,192)
Net deferred tax assets	$ 0	$ 0